Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Allowance for accounts receivable	$ 42,820,668	$ 49,373,296	$ 96,144,543
Equity:
Ordinary shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares issued	27,487,676,065	27,334,063,747	22,375,886,604
Ordinary shares outstanding	27,487,676,065	27,334,063,747	22,375,886,604
Convertible preferred shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Convertible preferred shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Convertible preferred shares issued	445,545,911	0	0
Convertible preferred shares outstanding	445,545,911	0	0